Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Line Items]
Net operating loss carryforwards	[1],[2]	¥ 416,000
Changes that directly affected Income tax expense		5,100	¥ (538)	¥ (38,055)
Change in valuation allowance		(24,668)	(17,826)	73,246
Unrecognized tax benefits, that would affect effective tax rate		5,383	4,766	7,639
Unrecognized tax benefits, interest and penalties		1,746	¥ 1,477	¥ 3,014
Mizuho Financial Group, Inc.
Income Taxes [Line Items]
Undistributed earnings		580,000
Deferred tax liabilities		¥ 68,000

[1]	Net operating loss carryforwards related to Japanese local taxes at MHBK amounted to ¥80 billion (tax-effected ¥3 billion) as of March 31, 2026 and are not included in the table. The net operating loss carryforwards will mostly expire during the fiscal year ending March 31, 2034.
[2]	Net operating loss carryforwards related to Japanese local taxes at MHFG amounted to ¥518 billion (tax-effected ¥25 billion) as of March 31, 2026 and are not included in the table. The net operating loss carryforwards are fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.